STOCK BASED COMPENSATION (Schedule of Stock Option Activity) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Options
Outstanding - Beginning of period	290,000	300,000
Granted	10,000	20,000	300,000	290,000
Exercised		0
Forfeited		20,500
Fully vested and exercisable at end of period		57,950
Expected to vest in future periods	300,000	241,550	300,000
Outstanding - End of period	300,000	299,500	300,000	290,000
Exercise Price
Outstanding - Beginning of period	$ 15.00	$ 15.00		$ 0.00
Granted	$ 14.86	$ 14.07		$ 15.00
Exercised	$ 0.00	$ 0		$ 0.00
Forfeited	$ 0.00	$ 15.00		$ 0.00
Range of exercise prices, minimum	$ 14.86
Range of exercise prices, maximum	$ 15.00
Fully vested and exercisable at end of period				$ 0.00
Expected to vest in future periods				$ 0.00
Outstanding - End of period	$ 15.00	$ 14.94	$ 15.00	$ 15.00